RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Amounts Receivable
SCHEDULE OF AMOUNTS RECEIVABLE
	December 31, 2023	December 31, 2022
Trade accounts receivable	$610,443	$1,343,795
Taxes receivable	39,169	745,170
	$649,612	$2,088,965